OTHER LONG-TERM ASSETS - Other long term-assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Other Long Term Assets [Abstract]
Contract asset	$ 422	$ 402
Restricted cash	19	45
Other	71	58
Other long-term assets, net	$ 512	$ 505